Average Annual Total Returns - FidelitySeriesLargeCapValueIndexFund-PRO - FidelitySeriesLargeCapValueIndexFund-PRO - Fidelity Series Large Cap Value Index Fund	Apr. 01, 2025
Fidelity Series Large Cap Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.35%
Past 5 years	8.73%
Past 10 years	8.50%
Fidelity Series Large Cap Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.47%
Past 5 years	7.54%
Past 10 years	7.23%
Fidelity Series Large Cap Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.10%
Past 5 years	6.60%
Past 10 years	6.51%
RS005
Average Annual Return:
Past 1 year	14.37%
Past 5 years	8.68%
Past 10 years	8.49%
RS001
Average Annual Return:
Past 1 year	24.51%
Past 5 years	14.28%
Past 10 years	12.87%